TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

Amounts in $ ‘000	2022	2021
Trade receivables	20,964	18,076
Prepaid expenses	2,288	2,392
Value added tax	1,453	2,486
Other receivables	1,117	2,363
Taxes and social securities	1,797	4,666
Balance at December 31	27,619	29,983